Consolidated Balance Sheet Detail	12 Months Ended
Dec. 31, 2014
Consolidated Balance Sheet Detail

Note 15. Consolidated Balance Sheet Detail

Other current assets

Other current assets consist of the following:

	Year Ended December 31,
	2013	2014
Income tax receivable	$728	$2,110
VAT receivable	1,755	1,666
Withholding tax receivable	347	137
Foreign currency contracts	154	697
Receivable related to legal claims	1,000	—
Advances for share repurchases	699	—
Other receivables	733	1,173
Government grants	—	143

Total other current assets	$5,416	$5,926

Other non-current assets

Other non-current assets consist of the following:

	Year Ended December 31,
	2013	2014
Prepayments	$557	$555
Unamortized deferred financing costs	612	6,222
Deposits (office lease)	284	203
Non-current receivables	—	504

Total other non-current assets	$1,453	$7,484

Accrued compensation and benefits

Accrued compensation and benefits consist of the following:

	Year Ended December 31,
	2013	2014
Salary and related benefits	$6,544	$5,146
Accrued vacation	2,777	3,908
Accrued incentive payments	7,699	7,280
Severance accrual	1,225	210

Total accrued compensation and benefits	$18,245	$16,544

Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	Year Ended December 31,
	2013	2014
Accrued legal and professional fees	$6,935	$8,939
Accrued marketing	3,516	3,673
Accrued rent and service costs	918	575
Accrued sale commissions, rebates and discounts	3,704	2,252
Other accrued expenses	9,738	14,011
Cash settlement payable to the former owners of TuneUp	1,486	—
Deferred purchase consideration	3,288	2,559
Contingent purchase consideration	1,984	20,690
Other financial liabilities	—	42
Capital lease obligation	—	357

Total accrued expenses and other current liabilities	$31,569	$53,098

Other non-current liabilities

Other non-current liabilities consist of the following:

	Year Ended December 31,
	2013	2014
Deferred rent	$1,878	$1,891
Deferred purchase consideration	1,840	15,187
Contingent purchase consideration	—	13,630
Retirement benefit plan	—	932
Non-current capital lease obligation	—	136
Other	357	198

Total other non-current liabilities	$4,075	$31,974